Putnam Investments, LLC
                              One Post Office Square
                              Boston, MA 02109
                              February 2, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Asset Allocation Funds (Reg. No. 33-51017) (811-7121) (the "Trust")
           Putnam Balanced Portfolio
           Putnam Conservative Portfolio
           Putnam Growth Portfolio
           (collectively, the "Funds")
    Post-Effective Amendment No.11 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 11 to the Trust's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 30, 2004.

Comments or questions concerning this certificate may be directed to Beth K. Werths at 1-800-225-2465, ext. 11913.

                              Very truly yours,

                              Putnam Asset Allocation Funds

                              /s/ Gordon H. Silver

                          By: --------------------
                              Gordon H. Silver
                              Vice President

cc: Ropes & Gray LLP